Short-term Investments - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term Investments.
Unrecognized holding gains on held-to-maturity investments	¥ 7,650	¥ 6,045	¥ 5,411
Unrealized gains on available-for-sale investments	0	174	192
Unrealized gains on investments under fair value option	¥ 12,029	¥ 0	¥ 0